PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Depreciation Expense and Capitalized Interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Depreciation Expense And Capitalized Interest [Abstract]
Depreciation expense	$ 18,491	$ 17,370
Capitalized interest	$ 468	$ 716